Shareholder Report, Holdings (Details) - C000266745 [Member]	Aug. 31, 2026
JPMorgan U S Government Money Market Fund Class Premier 3 320 [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
United States Treasury Bill 3 699 10 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.60%
Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.60%